Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Creation Date	Jun. 16, 2025
Document Effective Date	Jun. 16, 2025
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s Prospectus, Summary Prospectus or Statement of Additional Information, effective as of the date set forth above, the Fund’s investment strategies are revised in the following manner:

1.	The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities, and ‘AAA’-rated collateralized loan obligations (“CLOs”) to 35% of its net assets (previously, non-agency sponsored mortgage- and asset-backed securities were limited to 20% of net assets).
2.	100% of the Fund’s net assets will be invested in debt securities that are, at the time of purchase, investment grade (previous minimum of 80% of net assets). For purposes of such minimum investment, investment grade securities are those securities that are, at the time of purchase, rated as investment grade (i.e., rated Baa3/BBB- or above) by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. In the case of a split rating on a security between one or more of the NRSROs, the Fund will consider the highest rating.
3.	The Fund will no longer invest in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders (previously limited to 20% of net assets).
4.	The Fund may invest up to 10% of its net assets in ‘AAA’-rated CLOs. See below for a discussion of the characteristics and risks of investments in CLOs.

Additionally, effective as of the date set forth above, James Snyder and Eric R. Maisel will remain on the portfolio management team but will not be primarily responsible for the day-to-day management of the Fund’s investment portfolio, and Owen Aronson and Buo Zhang will join the Fund’s portfolio management team as portfolio managers responsible for the day-to-day management of the Fund’s investment portfolio.

Owen Aronson is a Portfolio Manager for the First Trust Government & Securitized Products Group. He has over 17 years of investment research and trading experience. At First Trust, he focuses primarily on the commercial mortgage-backed securities, CMBS, sector and contributes to the management of the non-agency sectors. Prior to joining First Trust in 2020, Mr. Aronson worked as Vice President at Neuberger Berman in the Global Securitized Products team where he was involved in the research, trading, and management of securitized risk across a range of fixed income and real estate debt portfolios. He began his career at Lehman Brothers Asset Management as an Analyst. Mr. Aronson holds a B.A. in Economics from the University of Chicago.

Buo Zhang is a Portfolio Manager for the First Trust Government & Securitized Products Group focused primarily on CLOs. She has over 18 years of investment research and trading experience. Prior to joining First Trust in March 2025, Buo worked at Nuveen Asset Management as a Managing Director focused on structuring and trading CLOs. Prior to Nuveen, Buo worked at Credit Suisse Asset Management (now UBS Asset Management) as a Director in the Credit Investments Group where she worked in various capacities including as an investment analyst as well as structuring and trading structured products. Ms. Zhang holds a B.S. in Finance and Accounting from the Stern School of Business at New York University.

As of May 31, 2025, Owen Aronson and Buo Zhang managed the investment vehicles with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles Number of Accounts ($ Assets in Thousands)	Other Accounts Number of Accounts ($ Assets in Thousands)	Registered Investment Companies With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Pooled Investment Vehicles With Performance Fees Number of Accounts ($ Assets in Thousands)	Other Accounts With Performance Fees Number of Accounts ($ Assets in Thousands)
Owen Aronson	6 ($6,225,203)	N/A	N/A	N/A	N/A	N/A
Buo Zhang	N/A	N/A	N/A	N/A	N/A	N/A

As of June 9, 2025, Owen Aronson and Buo Zhang did not beneficially own any shares of the Fund.

Collateralized Loan Obligations

A CLO is a financing company (generally called a “Special Purpose Vehicle” or “SPV”) created to reapportion the risk and return characteristics of a pool of assets. CLOs use funds received from the issuance of debt and equity to acquire a diverse portfolio of loans that are actively managed by the CLO manager. The debt issued by CLOs is divided into separate tranches, each of which has a different risk/return profile based on its priority of claim on the cash flows produced by the underlying loan pool. The most senior and highest rated tranche has the lowest yield but is the most loss remote as it has the highest claim on cash-flow distributions. Mezzanine tranches have higher yields but are more at risk of loss. The lowest tranche is the equity tranche, which does not have a coupon and represents a claim on all excess cash flows once the obligations for each debt tranche have been met. The equity tranche is also the most risky.

CLO RISK. CLOs bear many of the same risks as other forms of asset-backed securities, including credit risk, interest rate risk, liquidity risk and valuation risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk, expected maturity, priority of payment and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying loans are typically borne first by the holders of subordinate tranches. Investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of one or more subordinate classes, or market anticipation of defaults and investor aversion to CLO securities as a class.